6. Equity and Stock-based Compensation: Warrant Valuation Assumptions Table Text Block (Tables)	12 Months Ended
Mar. 31, 2017
Tables/Schedules
Warrant Valuation Assumptions Table Text Block
Risk free interest rate	0.58% to 0.97%
Expected life in years	2 years - 3 years
Expected volatility	98.96 to 146.6%